Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
8. PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Cost
Leasehold improvements	27,613	26,520
Electronic equipment	13,252	12,264
Vehicles	5,199	3,233
Furniture	3,949	3,083
Software purchased	1,831	1,919

Total cost	51,844	47,019
Less: Accumulated depreciation and amortization	(28,442)	(31,844)

Property, equipment and software, net	23,402	15,175

Depreciation expenses were RMB 7,732, RMB 9,368 and RMB 7,638 for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment charges were recorded for the years ended December 31, 2022, 2023 and 2024, respectively.